Ally Master Owner Trust
Monthly Servicing Report
July 15, 2019

ADDITIONAL PRINCIPAL RECEIVABLE STATISTICS
As of June 30, 2019

		# of	$ Per	% of Total
		Vehicles	Vehicle	Pool

Pool Balance
New Auto	$9,637,757,530.62	234,331	$41,128.82	87.55%
Used Auto	$523,905,765.66	27,903	$18,775.97	4.76%
Medium Duty Trucks	$12,406,927.25	300	$41,356.42	0.11%
Less Dealer Reserve	$1,208,300,296.38
Total	$8,965,769,927.15	262,534		92.42%

Ally Bank Retained Receivables
New Auto	$49,845,322.19	1,163	$42,859.26	0.45%
Used Auto	$735,193,254.95	32,864	$22,370.78	6.68%
Medium Duty Trucks	$103,587.00	3	$34,529.00	0.00%
DPP	$44,461,965.89	1,362	$32,644.62	0.40%
Other	$4,394,229.00	36	$122,061.92	0.04%
Total	$833,998,359.03	35,428		7.58%

Ending Aggregate Balance of All Receivables, net of Dealer Reserves, in the Accounts (including retained property)	$9,799,768,286.18	297,962		100.00%
Dealer Reserve	$1,208,300,296.38
Ending Aggregate Balance of All Receivables in the Accounts (including retained property)	$11,008,068,582.56	297,962		100.00%

			# of	% of Total
			Dealers	Pool
Distribution by Dealer Credit Status
Satisfactory	Eligible	$8,247,815,554.67	960	74.93%
Limited	Eligible	$1,922,190,552.15	220	17.46%
Programmed	Eligible	$3,737,946.12	2	0.03%
No-Credit	Eligible	$326,170.59	2	0.00%
Satisfactory	Ineligible	$576,722,698.78	N/A	5.24%
Limited	Ineligible	$255,180,713.33	N/A	2.32%
Programmed	Ineligible	$845,626.21	N/A	0.01%
No-Credit	Ineligible	$1,249,320.71	N/A	0.01%
Ending Aggregate Balance of All Receivables in the Accounts (including retained property)		$11,008,068,582.56	1,184	100.00%

			# of	% of Total
			Dealers	Pool
Total Pool Balance by Age Distribution
1-120 Days		$7,805,730,741.72	216,500	70.91%
121-180 Days		$1,089,027,498.44	28,800	9.89%
181-270 Days		$1,335,890,165.78	32,507	12.14%
Over 270 Days		$777,420,176.62	20,155	7.06%
Ending Aggregate Balance of All Receivables in the Accounts (including retained property)		$11,008,068,582.56	297,962	100.00%

Asset Representation Review Trigger ("ARR Trigger")1
Ally Bank Portfolio2
	Current Month
Dealer Category	# of Dealers	$ in '000s	% of Total Pool
S……………………………………	3,224	22,122,981	74.84%
L…………………………………....	1,055	7,310,996	24.73%
P……………………………………	61	98,141	0.33%
N …………………………………..	20	29,717	0.10%
Total ……………………………….	4,360	29,561,835	100.00%

	Month 2
Dealer Category	# of Dealers	$ in '000s	% of Total Pool
S……………………………………	3,256	22,438,836	74.10%
L…………………………………....	1,040	7,693,486	25.40%
P……………………………………	66	137,847	0.46%
N …………………………………..	13	13,479	0.04%
Total ……………………………….	4,375	30,283,648	100.00%

	Month 3
Dealer Category	# of Dealers	$ in '000s	% of Total Pool
S……………………………………	3,319	23,405,439	74.73%
L…………………………………....	1,012	7,744,954	24.73%
P……………………………………	69	159,641	0.51%
N …………………………………..	9	8,565	0.03%
Total ……………………………….	4,409	31,318,598	100.00%
Notes:
1. Asset Representation Review Trigger ("ARR Trigger") only pertains to AMOT Series issued after November 23, 2015.
2. There were no delinquencies or losses in period.
3. This Servicer Certificate relates only to AMOT. This Servicer Certificate should not be relied upon with respect to any other security.
The information contained herein is only an indication of past performance and does not predict how AMOT will perform in the future.